Income Taxes - Schedule of movement of uncertain tax position liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of uncertain tax position
Balance, beginning of the year	$ 7	$ 9	$ 11
Increases to tax positions related to acquisitions		4
Increases to tax positions related to the current year	1
Decrease in tax positions related to prior years		(6)	(2)
Release due to expiry of statute of limitations	(4)
Balance, end of the year	$ 4	$ 7	$ 9